SHARE CAPITAL (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 13, 2025	May 10, 2025	Jan. 25, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Nov. 14, 2025	May 12, 2025	May 09, 2025	Apr. 29, 2025	Jan. 06, 2025	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued											136,965
Ordinary shares offering					$ 23,027,513
Value of shares outstanding					129,402,075		$ 104,916,071
Shares issued percentage											20.00%
Number of shares converted					$ 3,510,499		$ 181,730
Stock option plan description					Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.
Options term					ten years
Share options [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price					$ 242,586	$ 163,328	$ 163,328
Weighted average exercise price					138,600		190,593						$ 181,505
Agent options [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price					3,452,400
Weighted average exercise price					3,326,400
Weighted average exercise price					54,464		$ 142,563						$ 19,872
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price					$ 3,452,400
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											659,824
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											796,789
Issued capital [member]
IfrsStatementLineItems [Line Items]
Equity Line of Credit												$ 27,973
Proceeds net of share issuance costs					$ 1,332,989
Ordinary shares offering, shares					646,154
Issued capital [member] | Equity line of credit agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					796,789
Brokerage commission					$ 5,511,200
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					3,096,806		196,933
Number of shares outstanding					3,096,806		196,933	19,922,423
Equity Line of Credit					$ 2,619,876
Class C preferred share [member]
IfrsStatementLineItems [Line Items]
Preferred stock conversion shares					310
Common stock conversion shares					279,997
Proceeds net of share issuance costs					$ 1,458,491
Class C preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding					0		227
Number of shares authorised					500
Value of shares outstanding
Class C preference shares [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Redemption description			the Company issued a final prospectus of a registered offering of 659,824 common shares for an amount of up to $18,000,000 for an Equity Line of Credit (“ELOC2”) with one investor, Hudson Global Ventures, LLC. The Company also issued as a commitment fee a total of 135 Class C preferred shares of the Company to this investor, of which 25,000 common shares to be issued on the conversion of these preferred shares are registered. These 135 commitment shares were recorded as a liability at its fair value of $635,294 and recorded as a finance fee expense in the period.
Number of shares converted				70	135
Number of shares converted				$ 209,000
Warrant liability				245,882
Gain on derivative				$ 36,882
Equity line of credit description	the Company entered into a second registered equity line of credit agreement with an institutional investor, providing for aggregate gross proceeds of up to $3,702,515, representing approximately 438,686 shares of the Company’s common stock. The terms of the agreement are consistent with the May 10, 2025, facility, including the 4.99% beneficial ownership limitation and pricing formula. On June 30, 2025, the Company filed an amendment to this agreement to increase the number of shares issuable under the facility by 20%, resulting in an increase of 87,737 shares, for a new total of 526,423 shares. From the date of effectiveness through September 30, 2025, the Company issued 513,673 common shares under this facility for net proceeds of $3,701,156.	the Company entered into a registered equity line of credit agreement with a single institutional investor, providing for aggregate gross proceeds of up to $12,811,735, representing approximately 2,750,000 shares of the Company’s common stock. Under the terms of the agreement, the Company may issue put notices to the investor to purchase shares, subject to a beneficial ownership limitation of 4.99%. The purchase price per share is equal to 87.5% of the lesser of (i) the closing price of the common stock on the trading day immediately preceding the issuance of the put notice, or (ii) the lowest closing price during the three trading days following the issuance of the put notice. From the date of effectiveness through September 30, 2025, the Company issued 1,231,661 common shares under this facility for net proceeds of $12,487,615.
Class C preference shares [member] | Investors [member] | Registered offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					101,977
Stated value					$ 635,294
31 Class C preferred shares [member]
IfrsStatementLineItems [Line Items]
Stated value										$ 126,000
Shares issued shares										45,161
Shares issued shares, value										$ 148,235
68 Class C preferred shares [member]
IfrsStatementLineItems [Line Items]
Stated value										$ 273,000
Shares issued shares										97,849
Shares issued shares, value										$ 321,176
2 Class C preferred shares [member]
IfrsStatementLineItems [Line Items]
Stated value									$ 8,000
Shares issued shares									2,867
Shares issued shares, value										$ 9,412